Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Brandes Emerging Markets Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Emerging Markets Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Value Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 56 of the Prospectus and “Additional Purchase and Redemption Information” on page B-80 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.09%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are also included in “Other Expenses;” therefore, Total Annual Fund Operating Expenses do not correlate with the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Emerging Markets Value Fund invests primarily in equity securities of companies located or active mainly in emerging markets (including frontier markets). The Fund typically invests in companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 25% of its assets in any market sector.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI EM Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Emerging Markets Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.

		Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the values of the Emerging Markets Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Principal risks of the Fund are as follows:
  Stock Market and Equity Securities Risk - The stock markets are volatile and the market prices of the fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.
  Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in these markets are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.
  Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets Value Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the value of an investment in the Fund.
  Value Securities Risk – The Emerging Markets Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, recently, value securities generally have not performed as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
  Issuer Risk – The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment.

  The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
  Active Management Risk – The Adviser is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.
  Currency Risk – Because the Emerging Markets Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.
  Focused Investing Risk – The Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in a particular industry, sector, country or geographic region. During such periods, the Fund may be more susceptible to risks associated with that industry, sector, country or region.
  Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small- capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.
  Real Estate Investment Trusts Risk – The value of real estate investment trusts and similar REIT- like entities (“REITs”) may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
		Recent Events – The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information shows you how the Emerging Markets Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years. The table below compares the Fund’s total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Value Fund will perform in the future. Updated performance is available on the Fund’s website at www.brandesfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows you how the Emerging Markets Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Brandes Emerging Markets Value Fund Year-by-Year Total Returns as of December 31, for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Q1	2012	17.25%
Worst Quarter	Q3	2011	-23.17%

Performance Table Heading	rr_PerformanceTableHeading	Brandes Emerging Markets Value Fund Average Annual Total Returns For periods ended December 31, 2019 (Returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to January 31, 2011, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund. Class A and Class I shares were first offered on January 31, 2011, while Class C shares were first offered on January 31, 2013. Prior to January 31, 2013, Class A shares were known as Class S shares. (Class A shares have the same operating expenses as Class S shares.) The Class I performance information shown for periods prior to January 31, 2011 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses. Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses. Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to January 31, 2011 and the performance of Class I shares for the period from February 1, 2011 to January 30, 2013, restated to reflect Class C expenses. Class R6 shares were first offered on July 11, 2016. Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other Classes will vary.

		The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Brandes Emerging Markets Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
1 Year	rr_ExpenseExampleYear01	$ 706
3 Years	rr_ExpenseExampleYear03	981
5 Years	rr_ExpenseExampleYear05	1,277
10 Years	rr_ExpenseExampleYear10	$ 2,116
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Brandes Emerging Markets Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.11%	[3]
1 Year	rr_ExpenseExampleYear01	$ 314
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,441
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Brandes Emerging Markets Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	$ 1,406
2010	rr_AnnualReturn2010	18.24%
2011	rr_AnnualReturn2011	(18.68%)
2012	rr_AnnualReturn2012	18.98%
2013	rr_AnnualReturn2013	5.04%
2014	rr_AnnualReturn2014	(8.68%)
2015	rr_AnnualReturn2015	(20.34%)
2016	rr_AnnualReturn2016	25.74%
2017	rr_AnnualReturn2017	25.99%
2018	rr_AnnualReturn2018	(15.57%)
2019	rr_AnnualReturn2019	18.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
1 Year	rr_AverageAnnualReturnYear01	18.59%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Brandes Emerging Markets Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Brandes Emerging Markets Value Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Brandes Emerging Markets Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	2.75%
Brandes Emerging Markets Value Fund | MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. Acquired fund fees and expenses are also included in “Other Expenses;” therefore, Total Annual Fund Operating Expenses do not correlate with the financial highlights.
[3]	The Advisor has contractually agreed to limit the Emerging Markets Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2021 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at time of reimbursement.
[4]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.